Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Issued and Outstanding

The following table presents the number of authorized and issued and outstanding shares as of each reporting date for each class of shares:

	December 31, 2025		December 31, 2024
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	69,590,228	100,000,000	63,762,001
Total	100,000,000	69,590,228	100,000,000	63,762,001

Schedule of RSUs	The Company recorded an expense of $106 thousand attributable to RSUs awards during the reporting period.
	Year ended December 31, 2025
		Weighted
	Number of	average
	share-based	exercise
	payment	Price (in
	awards	U.S. Dollar)
Outstanding at beginning of year	4,447,876	14.63
Changes during the year:
Granted	316,970	11.54
Exercised	(87,012)	1.84
Forfeited	(254,659)	19.07
Outstanding at end of year	4,423,175	14.41
Aggregate intrinsic value	3,301	-
Exercisable at end of year	3,633,213	14.71
Aggregate intrinsic value	3,301	-

Schedule of Black-Scholes Option-Pricing Model

The fair value of each granted award is estimated at the date of grant using the Black-Scholes option-pricing model. The assumptions used for the year ended December 31, 2025 and year ended at December 31, 2024 are as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Dividend yield	0	0
Expected volatility	73.09% - 82.16%	80.19% - 82.66%
Risk-free interest rate	3.83% - 4.43%	3.83% - 4.53%
Expected term (years)	6.25 - 10	6.25 - 10

Schedule of Information Concerning Outstanding and Exercisable Awards

The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2025:

December 31, 2025
Awards outstanding				Awards exercisable
	Number of		Weighted	Number of	Weighted
	awards		average	awards	average
	outstanding		remaining	exercisable	remaining
Exercise	at end of		contractual	at end of	contractual
price	year		life (years)	year	life (years)
$0.00-0.01	140,632	*)	-	26,934	-
$2.21	1,493,781		3.94	1,493,781	3.94
$11.06	14,000		7.39	8,750	7.39
$11.52	549,500		7.94	266,562	7.63
$16.00	45,000		4.62	45,000	4.62
$17.63	1,067,384		7.31	698,058	6.72
$23.19	210,000		5.78	210,000	5.78
$23.84	509,768		5.96	491,018	5.96
$23.86	53,100		5.75	53,100	5.75
$30.66	26,400		5.53	26,400	5.53
$30.93	20,000		4.81	20,000	4.81
$40.21	32,600		5.19	32,600	5.19
$49.68	233,000		5.05	233,000	5.05
$59.2	3,000		4.98	3,000	4.98
$64.61	25,010		5.11	25,010	5.11

*)	Including 8,611 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 132,021 RSUs that were issued in consideration for services.

Schedule of Share-Based Compensation Expenses	Share-based compensation expenses
	Year Ended December 31,
	2025	2024	2023
Cost of revenue	125	227	56
Research and development	1,182	2,448	3,818
Sales and Marketing	355	717	484
General and administrative	2,528	3,869	2,480
	4,190	7,261	6,838